Valuation of debt and equity investments and certain liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Valuation of debt and equity investments and certain liabilities [Abstract]
Investments and unrealized gains and losses
Details of our investments and related unrealized gains and losses included in AOCI are as follows:

	December 31, 2011			December 31, 2010
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$55	$—	$—	$167	$—	$—
Corporate obligations	135	159	—	44	649	—
U.S. Government agency and Treasury securities	430	1,691	—	855	1,081	—
Auction-rate securities	—	—	41	—	23	257

Trading securities
Auction-rate securities	—	93	—	—	—	—
Mutual funds	—	—	169	—	—	139
Total	620	1,943	210	1,066	1,753	396

Other measurement basis:
Equity-method investments	—	—	32	—	—	36
Cost-method investments	—	—	23	—	—	21
Cash on hand	372	—	—	253	—	—
Total	$992	$1,943	$265	$1,319	$1,753	$453

Amounts included in AOCI from available-for-sale securities:
Unrealized gains (pre-tax)	$—	$—	$—	$—	$1	$—
Unrealized losses (pre-tax)	$—	$—	$5	$—	$1	$22

Aggregate maturities of investments in debt securities classified as available-for-sale
The following table presents the aggregate maturities of investments in debt securities classified as available for sale at
December 31, 2011:

Due	Fair Value
One year or less	$1,902
One to three years	568
Greater than three years (auction-rate securities)	41

Assets and liabilities accounted for at fair value
The following are our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2011	Level 1	Level 2	Level 3
Assets
Money market funds	$55	$55	$—	$—
Corporate obligations	294	—	294	—
U.S. Government agency and Treasury securities	2,121	606	1,515	—
Auction-rate securities	134	—	—	134
Mutual funds	169	169	—	—
Total assets	$2,773	$830	$1,809	$134

Liabilities
Deferred compensation	$191	$191	$—	$—
Total liabilities	$191	$191	$—	$—

	Fair Value December 31, 2010	Level 1	Level 2	Level 3
Assets
Money market funds	$167	$167	$—	$—
Corporate obligations	693	—	693	—
U.S. Government agency and Treasury securities	1,936	1,120	816	—
Auction-rate securities	280	—	23	257
Mutual funds	139	139	—	—
Total assets	$3,215	$1,426	$1,532	$257

Liabilities
Contingent consideration	$8	$—	$—	$8
Deferred compensation	159	159	—	—
Total liabilities	$167	$159	$—	$8

Reconciliation of change in fair value for level 3 assets
The following table summarizes the change in the fair values for Level 3 assets and liabilities for the years ended December 31, 2011 and 2010. The transfer of auction-rate securities into Level 2 was the result of these securities being called for redemption and all were subsequently redeemed.

	Level 3
	Auction-rate Securities	Contingent Consideration
Balance, December 31, 2009	$458	$18
Change in fair value of contingent consideration – included in operating profit	—	(10)
Change in unrealized loss – included in AOCI	10	—
Redemptions and sales	(188)	—
Transfers into Level 2	(23)	—
Balance, December 31, 2010	257	8

Change in fair value of contingent consideration – included in operating profit	—	(8)
Change in unrealized loss – included in AOCI	(1)	—
Redemptions and sales	(122)	—
Balance, December 31, 2011	$134	$—